Investment Strategy	Oct. 31, 2024
Calamos Global Equity Fund | CALAMOS GLOBAL EQUITY FUND
Prospectus [Line Items]
Strategy Narrative [Text Block]

Calamos Global Equity Fund

Effective immediately, with regard to the Calamos Global Equity Fund, the first sentence of the second paragraph under “Principal Investment Strategies” on page 88 of the statutory prospectus is hereby replaced with the following:

The Fund anticipates that the investment adviser’s process will result in the Fund investing in a globally diversified manner. Under normal market conditions, the Fund will invest at least 40% of its net assets in securities of foreign issuers, unless market conditions are not deemed favorable by the Adviser, in which case the Fund will invest at least 30% of its net assets in securities of foreign issuers.

Calamos Global Opportunities Fund | Calamos Global Opportunities Fund
Prospectus [Line Items]
Strategy Narrative [Text Block]

Calamos Global Opportunities Fund

Effective immediately, with regard to the Calamos Global Opportunities Fund, the first sentence of the third paragraph under “Principal Investment Strategies” on page 93 of the statutory prospectus is hereby replaced with the following:

The Fund anticipates that under normal circumstances its investment adviser’s investment process will result in the Fund investing in an internationally-diversified manner, with at least 40% of its assets in securities of foreign issuers, unless market conditions are not deemed favorable by the Adviser, in which case the Fund will invest at least 30% of its net assets in securities of foreign issuers.